Deferred Tax Liabilities - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognized in profit or loss		$ (242,913,577)	$ 79,556,400
HK [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated tax losses	$ (348,724)	$ (550,615)